CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Income Statement [Abstract]
NET LOSS	$ 1,981	$ 3,881	$ 1,801
Other comprehensive loss, net of tax:
Currency translation adjustments	6	(4)	(33)
TOTAL COMPREHENSIVE LOSS	$ 1,987	$ 3,877	$ 1,768